Document and Entity Information	Jan. 21, 2020
Cover [Abstract]
Security Exchange Name	NASDAQ
Entity Registrant Name	Jazz Pharmaceuticals plc
Amendment Flag	false
Entity Central Index Key	0001232524
Document Type	8-K
Document Period End Date	Jan. 21, 2020
Entity Incorporation, State or Country Code	L2
Entity File Number	001-33500
Entity Tax Identification Number	98-1032470
Entity Address, Address Line One	Fifth Floor
Entity Address, Address Line Two	Waterloo Exchange
Entity Address, Address Line Three	Waterloo Road
Entity Address, City or Town	Dublin 4
Entity Address, Postal Zip Code	4
Entity Address, Country	IE
City Area Code	011-353-1
Local Phone Number	634-7800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Ordinary shares, nominal value $0.0001 per share
Trading Symbol	JAZZ
Entity Emerging Growth Company	false